PENSION AND OTHER POSTEMPLOYMENT BENEFITS - Schedule of Obligations and Funded Status (Details) - First Energy [Member] - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension
Change in benefit obligation:
Benefit obligation as of January 1	$ 7,280	$ 7,824	$ 7,824	$ 8,363
Service cost	33	33	131	140	$ 139
Interest cost	87	93	374	398	428
Plan participants' contributions			0	0
Medicare retiree drug subsidy			0	0
Lift-out transaction			(652)	0
Actuarial loss (gain)			129	(526)
Benefits paid			(526)	(551)
Benefit obligation as of December 31			7,280	7,824	8,363
Change in fair value of plan assets:
Fair value of plan assets as of January 1	5,967	6,296	6,296	6,879
Actual return on plan assets			809	(62)
Lift-out transaction			(640)	0
Company contributions			28	30
Plan participants' contributions			0	0
Benefits paid			(526)	(551)
Fair value of plan assets as of December 31			5,967	6,296	6,879
Funded Status:
Funded Status - Net asset (liability) as of December 31			(1,313)	(1,528)
Accumulated benefit obligation			7,047	7,572
Amounts Recognized in AOCI:
Prior service cost (credit)			1	2
Pension | Qualified plan
Funded Status:
Funded Status - Net asset (liability) as of December 31			(952)	(1,165)
Pension | Non-qualified plans
Funded Status:
Funded Status - Net asset (liability) as of December 31			(361)	(363)
OPEB
Change in benefit obligation:
Benefit obligation as of January 1	398	407	407	441
Service cost	1	1	2	3	2
Interest cost	4	5	20	20	21
Plan participants' contributions			3	4
Medicare retiree drug subsidy			0	1
Lift-out transaction			0	0
Actuarial loss (gain)			11	(14)
Benefits paid			(45)	(48)
Benefit obligation as of December 31			398	407	441
Change in fair value of plan assets:
Fair value of plan assets as of January 1	$ 617	$ 567	567	516
Actual return on plan assets			71	65
Lift-out transaction			0	0
Company contributions			21	30
Plan participants' contributions			3	4
Benefits paid			(45)	(48)
Fair value of plan assets as of December 31			617	567	$ 516
Funded Status:
Funded Status - Net asset (liability) as of December 31			219	160
Accumulated benefit obligation			0	0
Amounts Recognized in AOCI:
Prior service cost (credit)			1	1
OPEB | Qualified plan
Funded Status:
Funded Status - Net asset (liability) as of December 31			0	0
OPEB | Non-qualified plans
Funded Status:
Funded Status - Net asset (liability) as of December 31			$ 0	$ 0